Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) - TIIE 28D MXN $ in Thousands	Sep. 30, 2025 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 96,752,356
DFI Notional Amount	$ 31,733,673